Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivatives [Abstract]
The notional amounts of derivatives

(a) The notional amounts of derivatives outstanding as of December 31, 2019 and 2020 are as follows:

	2019		2020
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	137,383,704	117,566,233
Currency swaps		40,826,444	33,562,251
Currency options		2,758,801	2,501,983

		180,968,949	153,630,467

Exchange traded:
Currency futures		1,045,138	1,102,534

		182,014,087	154,733,001

Interest rates related:
Over the counter:
Interest rate swaps		37,801,528	36,205,843
Interest rate options		286,000	324,238

		38,087,528	36,530,081

Exchange traded:
Interest rate futures		2,455,450	2,465,374
Interest rate swaps (*)		65,868,540	68,475,400

		68,323,990	70,940,774

		106,411,518	107,470,855

Credit related:
Over the counter:
Credit swaps		5,404,257	4,536,626
Equity related:
Over the counter:
Equity swaps and forwards		4,255,831	2,628,661
Equity options		864,038	508,686

		5,119,869	3,137,347

Exchange traded:
Equity futures		876,220	1,638,126
Equity options		4,039,226	4,277,882

		4,915,446	5,916,008

		10,035,315	9,053,355

Commodity related:
Over the counter:
Commodity swaps and forwards		758,533	537,351
Exchange traded:
Commodity futures and options		344,329	263,460

		1,102,862	800,811

	2019	2020
Hedge:
Currency forwards	1,869,518	1,281,945
Currency swaps	4,532,114	4,328,333
Interest rate swaps	10,091,632	7,844,392

	16,493,264	13,454,670

	~~W~~321,461,303	290,049,318

(*)	The notional amounts of derivatives outstanding those will be settled in the ‘Central Counter Party (CCP)’ system.

Fair values of derivative instruments

(b)	Fair values of derivative instruments as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	1,360,384	1,056,760	3,135,319	3,021,258
Currency swaps		473,797	519,445	1,145,619	979,022
Currency options		9,007	9,430	33,253	31,871

		1,843,188	1,585,635	4,314,191	4,032,151

Exchange traded:
Currency futures		—	—	90	186

		1,843,188	1,585,635	4,314,281	4,032,337

Interest rates related:
Over the counter:
Interest rate swaps		260,020	247,723	311,403	363,297
Interest rate options		835	5,626	2,148	2,217

		260,855	253,349	313,551	365,514

Exchange traded:
Interest rate futures		697	595	900	422

		261,552	253,944	314,451	365,936

Credit related:
Over the counter:
Credit swaps		283,015	38,598	273,578	29,682
Equity related:
Over the counter:
Equity swap and forwards		144,276	39,422	122,034	48,218
Equity options		4,526	9,402	2,750	9,840

		148,802	48,824	124,784	58,058

	2019			2020
	Assets		Liabilities	Assets	Liabilities
Exchange traded:
Equity futures	~~W~~	4,318	6,417	34,816	7,711
Equity options		28,355	29,741	77,973	153,461

		32,673	36,158	112,789	161,172

		181,475	84,982	237,573	219,230

Commodity related:
Over the counter:
Commodity swaps and forwards		14,496	27,745	5,949	32,693
Exchange traded:
Commodity futures and options		2,342	10,100	11,580	186

		16,838	37,845	17,529	32,879

Hedge:
Currency forwards		14,380	21,121	91,747	10,507
Currency swaps		74,240	48,396	65,256	186,150
Interest rate forwards and swaps		154,586	232,491	319,500	139,846

		243,206	302,008	476,503	336,503

	~~W~~	2,829,274	2,303,012	5,633,915	5,016,567

Gain or loss on valuation of derivatives

(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Foreign currency related
Over the counter
Currency forwards	~~W~~	41,188	174,340	(108,854)
Currency swaps		(34,444)	(24,827)	210,072
Currency options		8,247	4,056	4,979

		14,991	153,569	106,197

Exchange traded
Currency futures		11	—	(96)

		15,002	153,569	106,101

Interest rates related
Over the counter
Interest rate swaps		86,675	(75,349)	(73,926)
Interest rate options		(1,459)	(1,938)	(372)

		85,216	(77,287)	(74,298)

Exchange traded
Interest rate futures		(2,512)	1,008	4,236

		82,704	(76,279)	(70,062)

	2018		2019	2020
Credit related
Over the counter
Credit swaps	~~W~~	(18,396)	213,754	7,255
Equity related
Over the counter
Equity swap and forwards		(271,457)	46,770	(15,979)
Equity options		4,326	(841)	(2,082)

		(267,131)	45,929	(18,061)

Exchange traded
Equity futures		15,159	(2,275)	26,305
Equity options		(44,163)	58,721	196,288

		(29,004)	56,446	222,593

		(296,135)	102,375	204,532

Commodity related
Over the counter
Commodity swaps and forwards		(79,296)	3,191	(13,519)
Commodity options		33	29	—

		(79,263)	3,220	(13,519)

Exchange traded
Commodity futures		4,209	(7,759)	11,374

		(75,054)	(4,539)	(2,145)

Hedge		78,892	332,778	120,700

	~~W~~	(212,987)	721,658	366,381

Gain or loss on fair value hedges

i)	Gains(losses) on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Gains (losses) on fair value hedges (hedged items)		Gains (losses) on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate swaps (*1)	~~W~~	(370,787)	377,121	6,334
Foreign exchange risk (*1)		13,725	(18,786)	(5,061)

	~~W~~	(357,062)	358,335	1,273

	2020
	Gains (losses) on fair value hedges (hedged items)		Gains (losses) on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate swaps (*1)	~~W~~	(228,266)	233,008	4,742
Foreign exchange risk (*1)		(21,336)	12,071	(9,265)

	~~W~~	(249,602)	245,079	(4,523)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
(*2)	Ineffective portion of hedge: the difference between hedging instruments and hedged items.

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year
ii)

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows:

	2019
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss Reclassified amount
Cash flow hedges
Interest rate risk (*1)	~~W~~	(11,126)	—	—
Foreign exchange risk (*1)		52,932	(25,709)	(57,870)
Discontinuation of cash flow hedges		(7,986)	—	7,986
Hedge of net investments
Foreign exchange risk (*1)		(49,463)	(2,327)	—

	~~W~~	(15,643)	(28,036)	(49,884)

	2020
		Gains (losses) on hedges recognized in other comprehensive income	Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss Reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(3,220)	(343)	—
Foreign exchange risk (*1)		(16,693)	(6,539)	26,405
Discontinuation of cash flow hedges		(45)	—	45
Hedge of net investments:
Foreign exchange risk (*1)		44,049	(2,134)	—

		~~W~~24,091	(9,016)	26,450

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items.

Nominal amounts and average hedge ratios for hedging instruments
ii)	Nominal amounts and average hedge ratios for hedging instruments as of December 31, 2019 and 2020 are as follows:

	2019
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	750,469	704,985	717,948	1,228,424	575,481	6,114,325	10,091,632
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk:
Nominal values:		3,651,118	1,075,886	1,269,520	968,770	84,275	534,898	7,584,467
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

	2020
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	657,656	640,992	1,217,588	456,688	247,244	4,624,224	7,844,392
Average price condition (*1)		1.12%	0.88%	1.30%	0.98%	0.67%	0.38%	0.67%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,340,409	1,448,787	1,734,593	457,199	575,527	250,014	6,806,529
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)

The average exchange rates of net investment hedge instruments are USD/KRW 1,154.76, JPY/KRW 10.61, EUR/KRW 1,287.16, GBP/KRW 1,480.30, AUD/KRW 800.67, CAD/KRW 895.95, SGD/KRW 847.09, CNY/KRW 168.84, SEK/KRW 124.60

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

iii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	2019
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate swap	~~W~~	9,371,632	154,586	210,079	314,766
Currency swap		—	—	248	(1,813)
Currency forward		261,486	776	1,358	(582)
Cash flow hedge
Interest rate swap		720,000	—	22,412	(11,126)
Currency swap		4,532,114	74,240	48,148	(29,829)
Currency forward		1,376,472	11,854	19,763	(4,426)
Hedge of net investments in foreign operations
Currency forward		231,560	1,750	—	(4,036)
Borrowings		1,182,835	—	1,177,897	(47,755)

	2020
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate swap	~~W~~	6,965,492	319,294	120,728	181,151
Currency swap		—	—	67	985
Currency forward		254,023	20,093	66	24,481
Cash flow hedge
Interest rate swap		878,900	206	19,118	3,303
Currency swap		4,328,333	65,256	186,083	(8,560)
Currency forward		810,322	60,473	—	(4,181)
Hedge of net investments in foreign operations
Currency forward		217,600	11,181	10,441	(2,991)
Borrowings		1,196,252	—	1,193,269	44,907

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iv)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	2019
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk: Borrowings and etc	~~W~~	432,172	8,859,022	4,846	(56,292)	(308,463)	—	—
Foreign exchange risk Securities in foreign currency		306,638	—	—	—	1,671	—	—
Cash flow hedge
Interest rate risk: Debentures in won and debentures in foreign currency		645,723	1,740,000	—	—	(11,126)	80,674	—
Foreign exchange risk: Debentures in foreign currency and loans in foreign currency		4,116,068	3,035,423	—	—	115,867	(11,188)	—
Hedge of net investments in foreign operations
Foreign exchange risk: Net assets in foreign business establishment		—	—	—	—	(49,463)	—	(88,953)

	2020
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk: Borrowings and etc	~~W~~	143,496	6,750,929	6,563	193,452	(175,369)	—	—
Foreign exchange risk Securities in foreign currency		342,205	—	—	—	(26,927)	—	—
Cash flow hedge
Interest rate risk: Debentures in won and debentures in foreign currency		617,463	1,674,460	—	—	2,296	60,659	—
Foreign exchange risk: Debentures in foreign currency and loans in foreign currency		3,264,740	2,962,041	—	—	(58,557)	(32,001)	—
Hedge of net investments in foreign operations
Foreign exchange risk: Net assets in foreign business establishment		—	—	—	—	44,049	—	(141,151)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

Hedge relationships affected by an interest rate index

(f)	Hedge relationships affected by an interest rate index

The revised Standard requires exceptions to the analysis of future information in relation to the application of hedge accounting, while uncertainty exists due to movements of the interest rate indicator reform. The exception assumes that when assessing whether the expected cash flows that comply with existing interest rate indicators are highly probable, whether there is an economic relationship between the hedged item and the hedging instrument, and whether there is a high hedge effectiveness between the hedged item and the hedging instrument, the interest rate indicators that are based on the hedged item do not change due to the effect of the interest rate index reform. The nominal amount of the hedging instrument related to the interest rate index exposed to the hedging relationship due to the Group’s reform of the interest rate index as of December 31, 2020 is as follows:

Interest rate index	Carrying amount of hedged item, Assets		Carrying amount of hedged item, Liabilities	Nominal amount of hedging instrument (*2)
KRW 3M CD (*1)	~~W~~	—	3,329,530	3,440,000
USD 1M LIBOR		—	1,537,051	1,540,608
USD 3M LIBOR (*1)		357,072	3,438,080	3,790,651
EUR 1M LIBOR		—	264,074	264,450
EUR 3M LIBOR		—	267,648	267,648

(*1)	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.
(*2)	Include the nominal amount that will mature after the end of 2021.

From 2022, the USD LIBOR interest rate will be replaced by a Secured Overnight Financing Rate (SOFR) based on actual transactions, andthe EUR LIBOR interest rate will be replaced by the next day’s unsecured rate, Euro Short-Term Rate (ESTER). The Risk-Free Reference rate (RFR) is under development, and the RFR rate will be unveiled during the first half of 2021 in South Korea. The Group has assumed that in this hedging relationship, the spread changed on the basis of ESTER and RFR in 2022 would be similar to the spread included in the interest rate swap and interest rate forward used as the hedging instrument.